RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

18.RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties with which the Group had transactions during the years presented and their relationships with the Group:

Name of related parties	Relationship with the Group
Tencent Holdings Limited and its affiliates (“Tencent Group”)	Major shareholder of the Company

Details of major transactions with related parties for the years presented are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Cloud services from Tencent Group	18,119	26,256	22,375
Online payment clearing services from Tencent Group	5,464	4,533	6,258
Total	23,583	30,789	28,633

Details of major amounts due from related parties for the years presented are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
Receivables from the online payment platform of Tencent Group	3,177	2,569
Prepaid cloud service fee to Tencent Group	2,537	1,397
Total	5,714	3,966